DFA INVESTMENT DIMENSIONS GROUP INC.	DIMENSIONAL ETF TRUST
U.S. Core Equity 1 Portfolio
U.S. Core Equity 2 Portfolio
U.S. Vector Equity Portfolio
U.S. High Relative Profitability Portfolio
DFA Real Estate Securities Portfolio
U.S. Small Cap Portfolio
U.S. Targeted Value Portfolio
U.S. Small Cap Value Portfolio

Dimensional US Core Equity 1 ETF
Dimensional US Vector Equity ETF
Dimensional US Small Cap Value ETF
Dimensional US High Profitability ETF
Dimensional US Real Estate ETF
Dimensional U.S. Small Cap ETF
Dimensional U.S. Targeted Value ETF
Dimensional U.S. Core Equity 2 ETF

DIMENSIONAL INVESTMENT GROUP INC.
U.S. Large Company Portfolio

SUPPLEMENT TO THE SUMMARY AND STATUTORY
PROSPECTUSES OF EACH PORTFOLIO LISTED ABOVE

I.
Announcement of Reorganizations

The Board of Trustees of Dimensional ETF Trust (the “ETF Trust”), on behalf of each target portfolio listed below (each, a “Target Portfolio” and collectively, the “Target Portfolios”), and the Board of Directors of DFA Investment Dimensions Group Inc. (“DFAIDG”), on behalf of each acquiring portfolio listed below (each, an “Acquiring Portfolio” and collectively, the “Acquiring Portfolios”), approved an Agreement and Plan of Reorganization (the "Plan of Reorganization"), under which each Target Portfolio will be reorganized with and into the corresponding Acquiring Portfolio (each, a "Reorganization" and collectively, the “Reorganizations”), which employs substantially similar investment strategies.

Target Portfolios	Acquiring Portfolios
Dimensional US Core Equity 1 ETF	U.S. Core Equity 1 Portfolio
Dimensional US Vector Equity ETF	U.S. Vector Equity Portfolio
Dimensional US Small Cap Value ETF	U.S. Small Cap Value Portfolio
Dimensional US High Profitability ETF	U.S. High Relative Profitability Portfolio
Dimensional US Real Estate ETF	DFA Real Estate Securities Portfolio
Dimensional U.S. Small Cap ETF	U.S. Small Cap Portfolio
Dimensional U.S. Targeted Value ETF	U.S. Targeted Value Portfolio
Dimensional U.S. Core Equity 2 ETF	U.S. Core Equity 2 Portfolio

Under each Plan of Reorganization, the Target Portfolio will transfer substantially all of its assets to the corresponding Acquiring Portfolio, in exchange solely for ETF Class shares of the Acquiring Portfolio, which shares will be distributed to the shareholders of the Target Portfolio according to their respective interests held in the Target Portfolio immediately prior to the Reorganization. As soon as practicable thereafter, the Target Portfolio will be liquidated and dissolved.
Each Reorganization does not require the approval of shareholders and is expected to be tax-free for federal income tax purposes.  A Prospectus/Information Statement will be mailed before the consummation of each Reorganization to the applicable Target Portfolio’s shareholders that describes in detail the Reorganization, the multi-class ETF fund structure of the corresponding Acquiring Portfolio, and a summary of the Boards’ considerations in approving the Reorganization. Each Reorganization is expected to be completed on or around September 25, 2026.

II.
Announcement of Management Fee and Expense Reductions for Certain Portfolios

In addition, this supplement to the Summary and Statutory Prospectuses dated February 28, 2026, as amended, of the portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”), each a series of DFAIDG or Dimensional Investment Group Inc. (collectively, the “Funds”), is to notify shareholders that the Boards of Directors of the Funds approved reductions to the management fees and/or reduced or new amended expense limitation amounts for the Portfolios, effective as of the dates described below.
A.
Effective July 1, 2026, the management fee of the Portfolio listed below is reduced as follows:

Portfolio Name	Current Management Fee	Management Fee as of 7/1/26
U.S. Large Company Portfolio	0.06%	0.04%

B.
Effective July 1, 2026, the expense limitation amount of each class of the Portfolio listed below is reduced as follows:

Portfolio Name	Current Expense Limitation Amount	Expense Limitation Amount as of 7/1/26
U.S. Large Company Portfolio	Institutional Class – 0.08% ETF Class – 0.08%	Institutional Class – 0.06% ETF Class – 0.06%

C.
Effective November 1, 2026, the management fees of the Portfolios listed below are reduced as follows:

Portfolio Name	Current Management Fee	Management Fee as of 11/1/26
U.S. High Relative Profitability Portfolio	0.19%	0.16%
U.S. Small Cap Portfolio	0.25%	0.24%
U.S. Targeted Value Portfolio	0.27%	0.25%
U.S. Small Cap Value Portfolio	0.28%	0.26%

D.
Effective November 1, 2026, the expense limitation amounts of each class of the Portfolios listed below are reduced (or implemented) as follows:

Portfolio Name	Current Expense Limitation Amount	Expense Limitation Amount as of 11/1/26
U.S. Core Equity 1 Portfolio	Institutional Class – 0.23% ETF Class – 0.15%	Institutional Class – 0.14% ETF Class – 0.14%
U.S. Core Equity 2 Portfolio	Institutional Class – 0.18% ETF Class – 0.18%	Institutional Class – 0.17% ETF Class – 0.17%
U.S. Vector Equity Portfolio	Institutional Class – 0.36% ETF Class – 0.24%	Institutional Class – 0.22% ETF Class – 0.22%
U.S. High Relative Profitability Portfolio	Institutional Class – 0.22% ETF Class – 0.22%	Institutional Clas – 0.17% ETF Class – 0.17%
U.S. Small Cap Portfolio	Institutional Class – 0.27% ETF Class – 0.27%	Institutional Class – 0.25% ETF Class – 0.25%
U.S. Targeted Value Portfolio	Institutional Class – 0.29% ETF Class – 0.29%	Institutional Class – 0.26% ETF Class – 0.26%
U.S Small Cap Value Portfolio	Institutional Class – None ETF Class – 0.31%	Institutional Class – 0.27% ETF Class – 0.27%

The date of this Supplement is June 18, 2026